Taxes (Tables)	12 Months Ended
May 31, 2021
Taxes
Provision For Income Taxes At Federal Statutory Rate
Income tax provision at the federal statutory rate	21%
Effect on operating losses	(21)%

Changes In The Net Deferred Tax Assets
Income tax	May 31,	May 31,
	2021	2020
Net operating loss carry forward	$1,080,649	$1,121,933

Reconciliation Of Income Taxes Computed At The Statutory Rate
	May 31,	May 31,
	2021	2020
Total deferred tax assets at statutory tax rate	$226,936	$235,606
Increase in valuation allowance	(226,936)	(235,606)
Net deferred tax asset	$-	$-